Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2021
Digital Currencies [Abstract]
Schedule of holdings of digital currencies
	As at	As at
	December 31,	December 31,
	2021	2020
Bitcoin	$29,770,994	$4,508,042
Ethereum	3,720,992	-
	$33,491,986	$4,508,042

Schedule of continuity of digital currencies
	Number of		Number of		Total
	Bitcoin	Amount	Ethereum	Amount	Amount
Balance, December 31, 2019	-	$-	-	$-	$-
Bitcoin mined	335	3,553,362	-	-	3,553,362
Bitcoin traded for cash	(181)	(1,792,071)	-	-	(1,792,071)
Gain on sale of bitcoin	-	62,799	-	-	62,799
Revaluation adjustment(1)	-	2,683,952	-	-	2,683,952
Balance, December 31, 2020	154	4,508,042	-	-	4,508,042
Bitcoin mined(2)	519	24,952,344	-	-	24,952,344
Received from sale of property, plant and equipment	24	1,347,977	63	204,318	1,552,295
Received from private placement	1	47,671	-	-	47,671
Acquisition (disposal) of digital currencies	(66)	(3,347,790)	974	3,347,034	(756)
Acquisition of property, plant and equipment	-	-	(36)	(163,942)	(163,942)
Gain on sale of digital currencies	-	235,067	-	55,881	290,948
Revaluation adjustment(1)	-	2,027,683	-	277,701	2,305,384
Balance, December 31, 2021	632	$29,770,994	1,001	$3,720,992	$33,491,986

(1)	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2021, the prices of Bitcoin and Ethereum were $47,117 (2020 - $29,273) and $3,718, resulting in total revaluation gain of $2,305,384, net of taxes of $581,270 (2020 - $2,683,952, net of taxes of $701,451) recorded to other comprehensive income.

(2)	During the year the Company entered into a Miner Lease Agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to that lease agreement. In connection with this agreement, as at December 31, 2021, the Company must remit 62 Bitcoin with a value of $2,940,412 which is presented in the current liabilities.